DERIVATIVE FINANCIAL INSTRUMENTS - Realized and Unrealized Gain (Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Derivative [Line Items]
Gains deferred in Accumulated Other Comprehensive Loss - total unrealized gains (losses)	$ 12,258	$ 1,113	$ 46,601	$ 6,452
Accumulated Other Comprehensive Loss
Derivative [Line Items]
Gains deferred in Accumulated Other Comprehensive Loss - total unrealized gains (losses)	16,771	5,068	61,874	5,068
Cost of Sales
Derivative [Line Items]
Realized gains:	9,156	1,145	20,925	1,145
Unrealized gains (losses):	(7,729)	(275)	(2,372)	(240)
Other Income, Net
Derivative [Line Items]
Unrealized gains (losses):	45		44
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Gains deferred in Accumulated Other Comprehensive Loss - total unrealized gains (losses)	(1,516)	2,203	9,511	2,203
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Gains deferred in Accumulated Other Comprehensive Loss - total unrealized gains (losses)	0	0	0	0
Foreign currency forward contracts: | Accumulated Other Comprehensive Loss | Fair value hedges
Derivative [Line Items]
Gains deferred in Accumulated Other Comprehensive Loss - total unrealized gains (losses)	0		0
Foreign currency forward contracts: | Cost of Sales | Designated as Hedging Instrument
Derivative [Line Items]
Realized gains:	7,591	329	14,155	329
Foreign currency forward contracts: | Cost of Sales | Non-designated cash flow hedges
Derivative [Line Items]
Realized gains:	38	4	3,367	4
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Unrealized gains (losses):	0	0	0	0
Foreign currency forward contracts: | Cost of Sales | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Unrealized gains (losses):	(365)	488	35	523
Foreign currency forward contracts: | Cost of Sales | Fair value hedges
Derivative [Line Items]
Unrealized gains (losses):	0		0
Foreign currency forward contracts: | Other Income, Net | Cash flow hedges | Designated as Hedging Instrument
Derivative [Line Items]
Unrealized gains (losses):	0		0
Foreign currency forward contracts: | Other Income, Net | Cash flow hedges | Non-designated cash flow hedges
Derivative [Line Items]
Unrealized gains (losses):	0		0
Foreign currency forward contracts: | Other Income, Net | Fair value hedges
Derivative [Line Items]
Unrealized gains (losses):	45		44
Bunker fuel hedges | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Gains deferred in Accumulated Other Comprehensive Loss - total unrealized gains (losses)	0	0	0	0
Bunker fuel hedges | Cost of Sales
Derivative [Line Items]
Realized gains:	1,527	812	3,403	812
Unrealized gains (losses):	(7,364)	(763)	(2,407)	(763)
Bunker fuel hedges | Other Income, Net
Derivative [Line Items]
Unrealized gains (losses):	0		0
Interest rate swap contracts: | Accumulated Other Comprehensive Loss
Derivative [Line Items]
Gains deferred in Accumulated Other Comprehensive Loss - total unrealized gains (losses)	18,287	2,865	52,363	2,865
Interest rate swap contracts: | Cost of Sales
Derivative [Line Items]
Unrealized gains (losses):	0	$ 0	0	$ 0
Interest rate swap contracts: | Other Income, Net
Derivative [Line Items]
Unrealized gains (losses):	$ 0		$ 0